Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of accounts receivable, net
	As of December 31,	As of December 31,
	2020	2019
Accounts receivable	$11,993,968	$9,900,458
Less: Allowance for doubtful accounts	(4,788,855)	(1,772,280)
Accounts receivable, net	$7,205,113	$8,128,178

Schedule of allowance for doubtful accounts
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2020	2019	2018
Allowance for doubtful accounts, beginning balance	$1,772,280	$1,769,468	$1,849,985
Add: Provision for doubtful accounts	2,740,639	26,297	19,778
Effects of foreign exchange rate	275,936	(23,485)	(100,295)
Allowance for doubtful accounts, ending balance	$4,788,855	$1,772,280	$1,769,468